Transactions with related parties - DWM (Details) - USD ($)	6 Months Ended			7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 411,000				$ 74,000
Due from related parties	70,000			$ 70,000	$ 70,000		$ 70,000
OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 377,671	$ 378,000			$ 683,121	$ 7,330,000	$ 756,000	$ 728,300
Due from related parties		1,392,146						1,169,637
Diana Wilhelmsen Management Limited | Management fees to related party
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	342,000
Diana Wilhelmsen Management Limited | Voyage expenses
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 102,000
Diana Wilhelmsen Management Limited | OceanPal Inc. Predecessors
Related Party Transaction [Line Items]
Variable fee on hire and on freight							50.00%
Amount agreed to be paid for each vessel							$ 554,000		$ 192,550
Voyage expenses				$ 80,896
Related Party Transaction, Expenses from Transactions with Related Party							$ 373,484
Due from related parties		1,392,146						$ 1,169,637
Diana Wilhelmsen Management Limited | OceanPal Inc. Predecessors | Management fees to related party
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		75,484
Diana Wilhelmsen Management Limited | OceanPal Inc. Predecessors | Voyage expenses
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 16,174